PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.4%
Communication Services: 1.6%
25,902
Fox Corp. - Class A
$ 1,466,053
0 .2
98,945  Iridium
Communications, Inc.
2,703,177
0 .4
4,259
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
383,353
0.0
97,660  New York Times Co.
- Class A
4,843,936
0 .7
16,397
News Corp. - Class A
446,326
0 .1
12,779
Omnicom Group, Inc.
1,059,507
0 .1
5,555
(1)
Roku, Inc.
391,294
0 .1
26,374
(1)
TripAdvisor, Inc.
373,720
0.0
11,667,366
1 .6
Consumer Discretionary: 13.0%
14,824
(1)
Abercrombie & Fitch
Co. - Class A
1,132,109
0 .2
201,397
ADT, Inc.
1,639,372
0 .2
65,717
Aramark
2,268,551
0 .3
59,935  Bath & Body Works,
Inc.
1,817,229
0 .2
11,460
BorgWarner, Inc.
328,329
0.0
4,875
(1)
Burlington Stores, Inc.
1,161,859
0 .2
23,899
(1)
CarMax, Inc.
1,862,210
0 .3
17,500
(1)
Chewy, Inc. - Class A
568,925
0 .1
15,459
(2)
Columbia Sportswear
Co.
1,170,092
0 .2
30,568
(1)
Crocs, Inc.
3,246,322
0 .4
11,323
(1)
Deckers Outdoor Corp.
1,266,025
0 .2
1,662  Dick's Sporting Goods,
Inc.
334,993
0.0
1,746
(2)
Dillard's, Inc. - Class A
625,295
0 .1
4,941
Expedia Group, Inc.
830,582
0 .1
7,668
(1)
Five Below, Inc.
574,525
0 .1
109,024
(1)(2)
GameStop Corp.
- Class A
2,433,416
0 .3
97,299
Gap, Inc.
2,005,332
0 .3
160,642
Gentex Corp.
3,742,959
0 .5
3,665  Graham Holdings Co.
- Class B
3,521,552
0 .5
28,024
(1)
Grand Canyon
Education, Inc.
4,848,712
0 .7
70,723
H&R Block, Inc.
3,883,400
0 .5
50,271
Harley-Davidson, Inc.
1,269,343
0 .2
50,606
(1)
Hilton Grand
Vacations, Inc.
1,893,170
0 .3
26,999  Hyatt Hotels Corp.
- Class A
3,307,377
0 .4
32,433
Lear Corp.
2,861,239
0 .4
29,174
(1)
Light & Wonder, Inc.
2,526,760
0 .3
10,927
Lithia Motors, Inc.
3,207,512
0 .4
162,531
Macy's, Inc.
2,041,389
0 .3
57,254
(1)
Mattel, Inc.
1,112,445
0 .2
26,739
Nordstrom, Inc.
653,768
0 .1
7,443
(1)
Planet Fitness, Inc.
- Class A
719,068
0 .1
3,681
Pool Corp.
1,171,846
0 .2
37,287
PVH Corp.
2,410,232
0 .3
11,044
Ralph Lauren Corp.
2,437,852
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
78,697
(1)
Skechers USA, Inc.
- Class A
$ 4,468,416
0 .6
25,648
Tapestry, Inc.
1,805,876
0 .2
8,077
(1)
Taylor Morrison Home
Corp.
484,943
0 .1
27,344
Texas Roadhouse, Inc.
4,556,331
0 .6
24,804
Toll Brothers, Inc.
2,619,054
0 .4
17,658
(1)
TopBuild Corp.
5,384,807
0 .7
64,489
Travel + Leisure Co.
2,985,196
0 .4
31,871
(1)
Visteon Corp.
2,473,827
0 .3
212,131
Wendy's Co.
3,103,476
0 .4
6,970
Wingstop, Inc.
1,572,293
0 .2
7,980  Wyndham Hotels &
Resorts, Inc.
722,270
0 .1
7,925
Wynn Resorts Ltd.
661,737
0 .1
95,712,016
13 .0
Consumer Staples: 5.3%
82,900
(1)
BellRing Brands, Inc.
6,172,734
0 .8
3,768
(1)
BJ's Wholesale Club
Holdings, Inc.
429,929
0 .1
4,245
(1)
Boston Beer Co., Inc.
- Class A
1,013,876
0 .1
1,003  Casey's General
Stores, Inc.
435,342
0 .1
31,615
(1)(2)
Celsius Holdings, Inc.
1,126,126
0 .1
3,875  Coca-Cola
Consolidated, Inc.
5,231,250
0 .7
16,333
(1)
Darling Ingredients,
Inc.
510,243
0 .1
5,842
(1)
e.l.f. Beauty, Inc.
366,819
0.0
38,410
Ingredion, Inc.
5,193,416
0 .7
12,345  Lancaster Colony
Corp.
2,160,375
0 .3
14,812
(1)
Maplebear, Inc.
590,851
0 .1
46,024
(1)
Performance Food
Group Co.
3,618,867
0 .5
3,386
(1)
Post Holdings, Inc.
393,995
0 .1
23,086
(1)
Sprouts Farmers
Market, Inc.
3,523,847
0 .5
123,748
(1)
US Foods Holding
Corp.
8,100,544
1 .1
38,868,214
5 .3
Energy: 4.3%
123,900
(1)
Antero Resources
Corp.
5,010,516
0 .7
72,307
Baker Hughes Co.
3,177,893
0 .4
51,827
ChampionX Corp.
1,544,445
0 .2
16,952
(1)
CNX Resources Corp.
533,649
0 .1
123,391
Coterra Energy, Inc.
3,566,000
0 .5
50,481
Devon Energy Corp.
1,887,989
0 .2
44,008
DT Midstream, Inc.
4,245,892
0 .6
19,459
HF Sinclair Corp.
639,812
0 .1
48,360  Matador Resources
Co.
2,470,712
0 .3
8,458
ONEOK, Inc.
839,203
0 .1
23,559  PBF Energy, Inc.
- Class A
449,741
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
158,697  Permian Resources
Corp.
$ 2,197,953
0 .3
88,246  Range Resources
Corp.
3,523,663
0 .5
26,497  Weatherford
International PLC
1,418,914
0 .2
31,506,382
4 .3
Financials: 18.0%
18,827  Affiliated Managers
Group, Inc.
3,163,501
0 .4
14,192  American Financial
Group, Inc.
1,863,977
0 .3
4,982  Ameriprise Financial,
Inc.
2,411,836
0 .3
156,277  Annaly Capital
Management, Inc.
3,173,986
0 .4
2,443
Assurant, Inc.
512,419
0 .1
25,568  Axis Capital Holdings
Ltd.
2,562,936
0 .3
20,531
(1)
Block, Inc.
1,115,449
0 .2
78,072
Blue Owl Capital, Inc.
1,564,563
0 .2
130,901
Cadence Bank
3,974,154
0 .5
1,961  Cboe Global Markets,
Inc.
443,755
0 .1
8,751  Citizens Financial
Group, Inc.
358,528
0.0
21,108  CNO Financial Group,
Inc.
879,148
0 .1
65,542  Commerce
Bancshares, Inc.
4,078,679
0 .6
45,907  East West Bancorp,
Inc.
4,120,612
0 .6
151,342  Equitable Holdings,
Inc.
7,883,405
1 .1
19,280  Evercore, Inc. - Class
A
3,850,602
0 .5
7,006  Fidelity National
Financial, Inc.
455,950
0 .1
14,756
Fifth Third Bancorp
578,435
0 .1
161,643
First Horizon Corp.
3,139,107
0 .4
11,037
Globe Life, Inc.
1,453,794
0 .2
2,553  Hamilton Lane, Inc.
- Class A
379,554
0 .1
86,167  Hancock Whitney
Corp.
4,519,459
0 .6
12,417  Hanover Insurance
Group, Inc.
2,159,937
0 .3
21,442  Hartford Financial
Services Group, Inc.
2,653,019
0 .4
35,457  Interactive Brokers
Group, Inc. - Class A
5,871,325
0 .8
61,872  Janus Henderson
Group PLC
2,236,673
0 .3
16,136  Jefferies Financial
Group, Inc.
864,406
0 .1
25,185
Kemper Corp.
1,683,617
0 .2
30,671
Loews Corp.
2,818,972
0 .4
1,109  LPL Financial
Holdings, Inc.
362,798
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
119,713  MGIC Investment
Corp.
$ 2,966,488
0 .4
1,248
Morningstar, Inc.
374,238
0 .1
2,490
MSCI, Inc.
1,408,095
0 .2
149,040  Old Republic
International Corp.
5,845,349
0 .8
38,601  OneMain Holdings,
Inc.
1,886,817
0 .3
27,019
Popular, Inc.
2,495,745
0 .3
2,896
Primerica, Inc.
823,999
0 .1
58,048  Prosperity Bancshares,
Inc.
4,142,886
0 .6
5,175  Prudential Financial,
Inc.
577,944
0 .1
11,102  Reinsurance Group of
America, Inc.
2,185,984
0 .3
82,674
Rithm Capital Corp.
946,617
0 .1
43,371  Ryan Specialty
Holdings, Inc.
3,203,816
0 .4
4,299
(1)(2)
Shift4 Payments, Inc.
- Class A
351,271
0.0
143,062
SLM Corp.
4,201,731
0 .6
49,291
SouthState Corp.
4,575,191
0 .6
3,709
Stifel Financial Corp.
349,610
0.0
54,298
Synchrony Financial
2,874,536
0 .4
80,787  Synovus Financial
Corp.
3,775,984
0 .5
21,892
(1)
Toast, Inc. - Class A
726,158
0 .1
9,648  Tradeweb Markets,
Inc. - Class A
1,432,342
0 .2
38,726
UMB Financial Corp.
3,915,199
0 .5
85,000
Unum Group
6,924,100
0 .9
99,880
Zions Bancorp NA
4,980,017
0 .7
132,098,713
18 .0
Health Care: 9.3%
38,249
(1)
10X Genomics, Inc.
- Class A
333,914
0 .1
1,636
(1)
Alnylam
Pharmaceuticals, Inc.
441,753
0 .1
2,307  AmerisourceBergen
Corp.
641,554
0 .1
19,945
(1)
Avantor, Inc.
323,308
0.0
28,928
(1)
BioMarin
Pharmaceutical, Inc.
2,044,920
0 .3
6,995
Bruker Corp.
291,971
0.0
7,156
Cardinal Health, Inc.
985,882
0 .1
34,276
(1)
Centene Corp.
2,080,896
0 .3
63,963
(1)
Doximity, Inc. - Class A
3,711,773
0 .5
135,464
(1)
Exelixis, Inc.
5,001,331
0 .7
18,878
(1)
Globus Medical, Inc.
- Class A
1,381,870
0 .2
31,848
(1)
Haemonetics Corp.
2,023,940
0 .3
53,019
(1)
Halozyme
Therapeutics, Inc.
3,383,142
0 .5
19,590
(1)
HealthEquity, Inc.
1,731,168
0 .2
54,205
(1)
Illumina, Inc.
4,300,625
0 .6
25,833
(1)
Incyte Corp.
1,564,188
0 .2
4,734
(1)
Inspire Medical
Systems, Inc.
754,032
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,982
(1)
Insulet Corp.
$ 1,045,713
0 .1
30,009
(1)
Jazz Pharmaceuticals
PLC
3,725,617
0 .5
33,824
(1)
Lantheus Holdings,
Inc.
3,301,222
0 .5
61,905
(1)
LivaNova PLC
2,431,628
0 .3
7,769
(1)
Medpace Holdings,
Inc.
2,367,137
0 .3
2,580
(1)
Molina Healthcare, Inc.
849,826
0 .1
10,241
(1)
Natera, Inc.
1,448,180
0 .2
46,063
(1)
Neurocrine
Biosciences, Inc.
5,094,568
0 .7
64,066
(1)
Option Care Health,
Inc.
2,239,107
0 .3
9,070
(1)
Penumbra, Inc.
2,425,409
0 .3
26,062
(1)
Sarepta Therapeutics,
Inc.
1,663,277
0 .2
32,847
(1)
Tenet Healthcare Corp.
4,417,922
0 .6
16,556
(1)
United Therapeutics
Corp.
5,103,718
0 .7
5,997
(1)
Veeva Systems, Inc.
- Class A
1,389,085
0 .2
68,498,676
9 .3
Industrials: 20.4%
20,437
Acuity Brands, Inc.
5,382,084
0 .7
7,023  Advanced Drainage
Systems, Inc.
763,049
0 .1
75,007
AECOM
6,955,399
0 .9
6,087  Allison Transmission
Holdings, Inc.
582,343
0 .1
267,892
(1)
American Airlines
Group, Inc.
2,826,261
0 .4
9,749
AMETEK, Inc.
1,678,193
0 .2
19,707  Applied Industrial
Technologies, Inc.
4,440,775
0 .6
17,366
Carlisle Cos., Inc.
5,913,123
0 .8
8,002
(1)(2)
Chart Industries, Inc.
1,155,169
0 .2
188,013
(1)
Clarivate PLC
738,891
0 .1
11,200
(1)
Clean Harbors, Inc.
2,207,520
0 .3
13,226  Comfort Systems USA,
Inc.
4,263,137
0 .6
115,744
(1)
Core & Main, Inc.
- Class A
5,591,593
0 .8
17,264
Curtiss-Wright Corp.
5,477,349
0 .7
36,283
Delta Air Lines, Inc.
1,581,939
0 .2
78,665
Donaldson Co., Inc.
5,275,275
0 .7
16,449
EMCOR Group, Inc.
6,080,044
0 .8
6,177
Equifax, Inc.
1,504,470
0 .2
8,648
Esab Corp.
1,007,492
0 .1
88,549
Flowserve Corp.
4,324,733
0 .6
51,150
(1)
Fluor Corp.
1,832,193
0 .3
36,472
Fortive Corp.
2,669,021
0 .4
6,986
(1)
FTI Consulting, Inc.
1,146,263
0 .2
18,167
(1)
Gates Industrial Corp.
PLC
334,454
0.0
108,719
Genpact Ltd.
5,477,263
0 .7
4,668
Graco, Inc.
389,825
0 .1
11,098
(1)
GXO Logistics, Inc.
433,710
0 .1
50,566
Hexcel Corp.
2,768,994
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
23,359
Ingersoll Rand, Inc.
$ 1,869,421
0 .3
27,505
(1)
Kirby Corp.
2,778,280
0 .4
3,360
Leidos Holdings, Inc.
453,398
0 .1
137,634
(1)
Lyft, Inc. - Class A
1,633,716
0 .2
31,416
(1)
MasTec, Inc.
3,666,561
0 .5
10,841
(1)
Middleby Corp.
1,647,615
0 .2
16,924
MSA Safety, Inc.
2,482,581
0 .3
4,592  MSC Industrial Direct
Co., Inc. - Class A
356,661
0.0
18,929
(1)
Nextracker, Inc. - Class
A
797,668
0 .1
6,141
Nordson Corp.
1,238,762
0 .2
84,284
nVent Electric PLC
4,418,167
0 .6
2,634  Old Dominion Freight
Line, Inc.
435,795
0 .1
44,625
Owens Corning
6,373,342
0 .9
4,146
Pentair PLC
362,692
0 .1
9,098
RB Global, Inc.
912,529
0 .1
29,494
Regal Rexnord Corp.
3,357,892
0 .5
29,744
Ryder System, Inc.
4,277,485
0 .6
9,246
(1)
Saia, Inc.
3,230,830
0 .4
44,475  SS&C Technologies
Holdings, Inc.
3,714,997
0 .5
23,788
Terex Corp.
898,711
0 .1
11,683
TransUnion
969,572
0 .1
15,244
(1)(2)
U-Haul Holding Co.
996,348
0 .1
18,103
(1)
United Airlines
Holdings, Inc.
1,250,012
0 .2
1,461
United Rentals, Inc.
915,609
0 .1
15,593  Vertiv Holdings Co.
- Class A
1,125,815
0 .2
9,072
(2)
Watsco, Inc.
4,611,298
0 .6
22,103  Watts Water
Technologies, Inc.
- Class A
4,507,244
0 .6
27,737  WESCO International,
Inc.
4,307,556
0 .6
11,618  Westinghouse Air
Brake Technologies
Corp.
2,106,924
0 .3
10,020
(1)
XPO, Inc.
1,077,952
0 .1
149,575,995
20 .4
Information Technology: 10.6%
11,122
(1)
Arrow Electronics, Inc.
1,154,797
0 .2
73,468
Avnet, Inc.
3,533,076
0 .5
31,849
(1)
BILL Holdings, Inc.
1,461,551
0 .2
42,984
(1)
Ciena Corp.
2,597,523
0 .4
28,753
(1)
Cirrus Logic, Inc.
2,865,380
0 .4
27,886
(1)
Coherent Corp.
1,810,917
0 .2
5,364
(1)
CommVault Systems,
Inc.
846,225
0 .1
17,025
Concentrix Corp.
947,271
0 .1
5,771
(1)
Datadog, Inc. - Class A
572,541
0 .1
56,817
(1)
DocuSign, Inc.
4,624,904
0 .6
124,002
(1)
Dropbox, Inc. - Class A
3,312,093
0 .5
67,934
(1)
DXC Technology Co.
1,158,275
0 .2
79,076
(1)
Dynatrace, Inc.
3,728,433
0 .5
5,850
Entegris, Inc.
511,758
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
37,357
(1)
Euronet Worldwide,
Inc.
$ 3,991,595
0 .5
11,582
(1)
F5, Inc.
3,083,939
0 .4
16,100
(1)
Fannie Mae
3,179,911
0 .4
132,057
(1)
Flex Ltd.
4,368,445
0 .6
15,091
(1)
Guidewire Software,
Inc.
2,827,450
0 .4
117,704  Hewlett Packard
Enterprise Co.
1,816,173
0 .2
36,048
(1)
Kyndryl Holdings, Inc.
1,131,907
0 .2
18,737
(1)
Lattice Semiconductor
Corp.
982,756
0 .1
14,511
(1)
Manhattan Associates,
Inc.
2,510,983
0 .3
1,846  Monolithic Power
Systems, Inc.
1,070,643
0 .1
20,420
NetApp, Inc.
1,793,693
0 .2
16,267
(1)
Nutanix, Inc. - Class A
1,135,599
0 .2
10,334
(1)
Onto Innovation, Inc.
1,253,928
0 .2
14,416
(1)
Paylocity Holding
Corp.
2,700,693
0 .4
133,678
(1)
Pure Storage, Inc.
- Class A
5,917,925
0 .8
68,505
(1)
Rambus, Inc.
3,546,846
0 .5
24,365
(1)
Samsara, Inc. - Class
A
933,910
0 .1
5,268
(1)
Silicon Laboratories,
Inc.
593,019
0 .1
18,563  Skyworks Solutions,
Inc.
1,199,727
0 .2
5,536
(1)
Synaptics, Inc.
352,754
0 .1
19,056
TD SYNNEX Corp.
1,981,062
0 .3
15,621
(1)
Teradata Corp.
351,160
0.0
9,946
Teradyne, Inc.
821,540
0 .1
30,102
(1)
UiPath, Inc. - Class A
310,051
0.0
13,632
(1)
Zoom Video
Communications, Inc.
- Class A
1,005,633
0 .1
77,986,086
10 .6
Materials: 5.9%
89,956
Alcoa Corp.
2,743,658
0 .4
34,906
AptarGroup, Inc.
5,179,352
0 .7
58,929
(1)
ATI, Inc.
3,066,076
0 .4
52,261
(1)
Axalta Coating
Systems Ltd.
1,733,497
0 .2
30,646  Berry Global Group,
Inc.
2,139,397
0 .3
25,487
Cabot Corp.
2,118,989
0 .3
14,749  Carpenter Technology
Corp.
2,672,224
0 .4
67,735  Commercial Metals
Co.
3,116,487
0 .4
30,557  DuPont de Nemours,
Inc.
2,281,997
0 .3
79,845
Element Solutions, Inc.
1,805,296
0 .2
27,498
Louisiana-Pacific Corp.
2,529,266
0 .3
2,034  Reliance Steel &
Aluminum Co.
587,318
0 .1
35,143
Royal Gold, Inc.
5,746,232
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
60,408
RPM International, Inc.
$ 6,987,997
1 .0
10,224
Smurfit WestRock PLC
460,694
0 .1
43,168,480
5 .9
Real Estate: 7.7%
107,293  American Homes 4
Rent - Class A
4,056,748
0 .6
205,057  Brixmor Property
Group, Inc.
5,444,263
0 .7
7,254
(1)
CBRE Group, Inc.
- Class A
948,678
0 .1
147,790  COPT Defense
Properties
4,030,233
0 .5
9,014  Digital Realty Trust,
Inc.
1,291,616
0 .2
14,022  EastGroup Properties,
Inc.
2,469,975
0 .3
68,602
EPR Properties
3,609,151
0 .5
5,582  Equity LifeStyle
Properties, Inc.
372,320
0 .1
1,423  Essex Property Trust,
Inc.
436,249
0 .1
87,009  First Industrial Realty
Trust, Inc.
4,695,006
0 .6
76,029  Gaming and Leisure
Properties, Inc.
3,869,876
0 .5
128,781  Host Hotels & Resorts,
Inc.
1,829,978
0 .2
23,407
(1)
Jones Lang LaSalle,
Inc.
5,802,830
0 .8
101,898
(2)
Kilroy Realty Corp.
3,338,179
0 .5
46,537  Lamar Advertising Co.
- Class A
5,294,980
0 .7
229,478  Park Hotels & Resorts,
Inc.
2,450,825
0 .3
183,928  Sabra Health Care
REIT, Inc.
3,213,222
0 .4
51,227
STAG Industrial, Inc.
1,850,319
0 .3
48,193
VICI Properties, Inc.
1,572,056
0 .2
6,171
WP Carey, Inc.
389,452
0 .1
56,965,956
7 .7
Utilities: 3.3%
58,067
Black Hills Corp.
3,521,764
0 .5
21,081
Edison International
1,242,092
0 .1
71,641
National Fuel Gas Co.
5,673,251
0 .8
63,398
NorthWestern Corp.
3,668,842
0 .5
83,937
OGE Energy Corp.
3,857,744
0 .5
37,104
ONE Gas, Inc.
2,804,691
0 .4
32,665
PG&E Corp.
561,185
0 .1
92,679
UGI Corp.
3,064,895
0 .4
24,394,464
3 .3
Total Common Stock
(Cost $734,743,595)
730,442,348
99 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.4%
Repurchase Agreements: 1.8%
257,494
(3)
BNP Paribas
S.A., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $257,525,
collateralized
by various U.S.
Government
Securities, 0.000%-
1.875%, Market
Value plus accrued
interest $262,644, due
07/31/27-02/15/45)
$ 257,494
0 .1
2,916,549
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $2,916,904,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$2,975,247, due
04/15/25-02/15/55)
2,916,549
0 .4
2,153,193
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $2,153,451,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,196,257, due
04/10/25-03/01/55)
2,153,193
0 .3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,594,157
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,594,348,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,626,040, due
06/01/28-02/01/55)
$ 1,594,157
0 .2
3,008,650
(3)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $3,009,009,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$3,068,823, due
04/10/25-12/15/66)
3,008,650
0 .4
2,916,549
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $2,916,906,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$2,970,935, due
04/15/26-02/15/53)
2,916,549
0 .4
Total Repurchase
Agreements
(Cost $12,846,592)
12,846,592
1 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.6%
4,496,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $4,496,000) $ 4,496,000 0 .6
Total Short-Term
Investments
(Cost $17,342,592)
$ 17,342,592
2 .4
Total Investments in
Securities
(Cost $752,086,187) $ 747,784,940 101 .8
Liabilities in Excess
of Other Assets (13,237,089) (1.8)
Net Assets $ 734,547,851 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 730,442,348 $ — $ — $ 730,442,348
Short-Term Investments 4,496,000 12,846,592 — 17,342,592
Total Investments, at fair value $ 734,938,348 $ 12,846,592 $ — $ 747,784,940
Liabilities Table
Other Financial Instruments+
Futures $ (14,611) $ — $ — $ (14,611)
Total Liabilities $ (14,611) $ — $ — $ (14,611)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 18 06/20/25 $ 5,289,480 $ (14,611)
$ 5,289,480 $ (14,611)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 54,327,417
Gross Unrealized Depreciation (58,628,664)
Net Unrealized Depreciation $ (4,301,247)